Other Receivables, Related Party (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party, short term		$ 3,784	$ 3,748
Legal settlements receivable percentage			50.00%
Legal settlements	$ 22,500
Biofrontera AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party, short term			$ 3,700
Other receivables related party, long term			2,800
Due from related party			$ 6,100
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Service Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other receivables related party			$ 6,500
Due from related party			$ 6,400
Legal settlements		11,300
Legal settlements in short-term		$ 2,800